FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of outstanding derivative positions

A summary of the Company’s outstanding derivative positions as at 31 December 2017 is below:

Oil Derivatives (WTI/LLS)		Weighted Average (1)
Year	Units (Bbls)	Floor	Ceiling
2018	891,000	$50.40	$56.86
2019	828,000	$50.56	$53.49
2020	108,000	$47.05	$52.50
Total	1,827,000	$50.28	$55.07

Gas Derivatives (HH/HSC)		Weighted Average (1)
Year	Units (Mcf)	Floor	Ceiling
2018	2,106,000	$2.92	$3.24
2019	1,212,000	$2.78	$3.47
2020	216,000	$2.54	$2.93
Total	3,534,000	$2.85	$3.30

(1)The Company’s outstanding derivative positions include swaps totaling 1,089,000 Bbls and 1,350,000 Mcf, which are included in both the weighted average floor and ceiling value.

Schedule of maturity analysis of commitments related to its financial liabilities

The Company has the following commitments related to its financial liabilities (US$’000):

		Less than		More than
Year ended 31 December 2017	Total	1 year	1 — 5 years	5 years
Trade and other payables	9,051	9,051	—	—
Accrued expenses	39,051	39,051	—	—
Production prepayment	18,194	18,194	—	—
Provisions	3,316	1,158	2,158	—
Credit facilities payments, including interest (1)	225,933	13,674	212,259	—
Total	295,545	81,128	214,417	—

		Less than		More than
Year ended 31 December 2016	Total	1 year	1 — 5 years	5 years
Trade and other payables	3,579	3,579	—	—
Accrued expenses	19,995	19,995	—	—
Provisions	6,025	2,726	3,299	—
Credit facilities payments, including interest (1)	235,441	12,606	222,835	—
Total	265,040	38,906	226,134	—
(1)	Assumes credit facilities are held to maturity.

Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of sensitivity analysis for commodity price risk and interest rate risk

	2017	2016
Year ended 31 December	US$’000	US$’000
Effect on profit before tax
Increase / (Decrease)
Oil
- improvement in US$ oil price of $10 per barrel	(14,287)	(12,813)
- decline in US$ oil price of $10 per barrel	15,961	16,233
Gas
- improvement in US$ gas price of $0.50 per mcf	(1,254)	(1,423)
- decline in US$ gas price of $0.50 per mcf	1,504	1,306

Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of sensitivity analysis for commodity price risk and interest rate risk

	2017	2016
Year ended 31 December	US$’000	US$’000
Effect on profit (loss) before tax Increase / (Decrease)
- increase in interest rates + 2%	(3,663)	(3,357)
- decrease in interest rates - 2%	1,177	396